Employee benefit obligation	12 Months Ended
Dec. 31, 2021
Employee benefit obligation.
Employee benefit obligation

Note 13: Employee benefit obligation

The employee benefit obligation consists of the provision for retirement indemnity, assessed in accordance with the applicable collective bargaining agreement (i.e., the Collective Agreement of the “Pharmaceutical industry”).

This commitment only applies to employees under French law. The main actuarial assumptions used for the valuation of the retirement indemnity are as follows:

	AS OF DECEMBER 31,
	2020	2021

	Voluntary retirement
Retirement age	between 65 and 67 years old
Collective agreement	Pharmaceutical industry	Pharmaceutical industry
Discount rate (IBOXX Corporates AA)	0.33%	0.98%
Mortality table	INSEE 2017	INSEE 2017
Salary increases	2.00%	2.00%
Turn-over	Medium	Medium
Social security contributions	43%	43%

The provision for the retirement indemnity has evolved as follows:

(amounts in thousands of euros)	Employee benefit obligation
As of January 1, 2020	142
Service cost	31
Interests cost	1
Actuarial gains and losses	14
As of December 31, 2020	188
Service cost	40
Interests cost	1
Actuarial gains and losses	(23)
As of December 31, 2021	205